Employee Benefit Plans and Defined Benefit Pension Plans - Net periodic benefit costs are reflected in the Company's Combined Financial Statements (Details) - Mafco Worldwide & Merisant - USD ($)
$ in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of net periodic pension expense for the Business' funded defined benefit pension plan
Total net periodic benefit cost	$ 0.4	$ 1.7	$ 1.4	$ 1.6
Cost of Goods Sold
Components of net periodic pension expense for the Business' funded defined benefit pension plan
Total net periodic benefit cost	0.2	0.4	0.5	0.6
Selling, general and administrative expense
Components of net periodic pension expense for the Business' funded defined benefit pension plan
Total net periodic benefit cost	$ 0.2	$ 1.3	$ 0.9	$ 1.0